Property and Equipment,Net - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 255,226		¥ 202,301
Less: accumulated depreciation	(127,986)		(97,078)
Less: accumulated impairment loss	(57,429)
Property, equipment and software, net	69,811	$ 10,955	105,223
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	183,893		127,650
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	40,697		47,988
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	18,804		18,683
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 11,832		¥ 7,980